Revenue - Narrative (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)
Disclosure of transaction price allocated to remaining performance obligations [line items]
Percentage of revenue that was included in contract liability balance at beginning of period	0.27	0.27
Transaction price allocated to remaining performance obligations	$ 928,000
Period to recognize transaction price allocated to remaining performance obligations (in months)	12 months
Revenue	$ 2,089,132	$ 1,614,173	$ 1,210,127
Under 12 months
Disclosure of transaction price allocated to remaining performance obligations [line items]
Percentage of transaction price allocated to remaining performance obligations	89.00%
Other
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	$ 157,291	118,206	88,058
Other | Marketplace apps
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	$ 140,300	$ 103,500	$ 77,400